Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
Schedule Of Delinquent Participant Contributions
Schedule of Delinquent Participant Contributions

Schedule of Delinquent Participant Contributions

Form 5500, Schedule H, Item 4a

EIN 42-1397595, Plan Number 001

December 31, 2025

Period Withheld	Amount	Check Here if Late Participant Loan Repayments are Included	Contributions Not Corrected	Contributions Corrected Outside Voluntary Fiduciary Correction Program	Contributions Pending Correction in Voluntary Fiduciary Correction Program	Total Fully Corrected Under Voluntary Fiduciary Correction Program and PTE 2002-51
2025(1)	$1,917		$1,917

(1) Delinquent participant contributions related to a pay period in 2025. These delinquent contributions were remitted in 2026.